BALANCE SHEETS (Unaudited) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 39,734	$ 160,314
Deferred offering costs		285,941
Prepaid assets	1,276,826
Total current assets	1,316,560	446,255
Cash, cash equivalents and other investments held in Trust Account	450,029,593
Total assets	451,346,153	446,255
Current liabilities:
Accrued expenses, formation and offering costs	4,123,283	158,255
State franchise tax accrual	150,000	2,918
Notes and advances payable – related party	1,500,000	300,000
Total current liabilities	30,423,283	461,173
Deferred underwriting compensation	15,750,000
Total liabilities	46,173,283	461,173
Commitments and contingencies
Class A subject to possible redemption, 45,000,000 and -0- shares at September 30, 2021 and December 31, 2020, respectively (at redemption value of $10 per share)	450,000,000
Stockholders' equity (deficit):
Preferred stock, $0.0001 par value; 1,000,000 shares authorized, none issued or outstanding
Additional paid-in-capital		23,850
Accumulated deficit	(44,828,255)	(39,918)
Total stockholders' equity (deficit)	(44,827,130)	(14,918)
Total liabilities and stockholders' equity (deficit)	451,346,153	446,255
Public Warrants
Current liabilities:
Warrants derivative liability	15,300,000
Private Warrants
Current liabilities:
Warrants derivative liability	9,350,000
Class F Common Stock
Stockholders' equity (deficit):
Common stock value	1,125	1,150
Total stockholders' equity (deficit)	$ 1,125	$ 1,150